Property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 888	$ 1,685
Accumulated amortization	472	1,137
Net book value	416	548
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		625
Accumulated amortization		625
Net book value		0
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	70	97
Accumulated amortization	29	48
Net book value	41	49
Software [Member]
Property, Plant and Equipment [Line Items]
Cost	90	161
Accumulated amortization	58	85
Net book value	32	76
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	152	216
Accumulated amortization	122	177
Net book value	30	39
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	399	399
Accumulated amortization	144	107
Net book value	255	292
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	177	187
Accumulated amortization	119	95
Net book value	$ 58	$ 92